Partners' Capital	12 Months Ended
Mar. 31, 2020
StepStone Group LP
Partners' Capital
13.	Partners’ Capital

In August 2019, the Company completed a series of transactions resulting in the unitization of its equity and the combination of certain classes of the Company’s equity to facilitate the sale of newly issued equity interests in the Company to certain institutional investors (the “2019 Transaction”). The Company received approximately $110.8 million in net proceeds from the sale of equity to institutional investors and used all of the proceeds to repurchase an equal number of equity interests from certain existing partners of the Company. In addition, the Company repurchased additional Class D partnership interests from a former employee for $2.3 million, which will be paid to the former employee at such time carried interest allocations are realized by the Company. In connection with the 2019 Transaction, the previously existing Class A1, Class B, Class C and Class D partnership interests were canceled and combined with and into the existing Class A partnership interests of the Company as a single class with equal value (without substantive changes to economic rights associated therewith), with each partner participating ratably in all distributions, including carried interest.

In addition, certain changes were made to the Class A2 partnership interests to, among other things, eliminate certain thresholds and reduce the percentage interest to an amount implied by the value established in connection with the sale of equity to institutional investors as part of the 2019 Transaction. See note 10 for more information.

Prior to the 2019 Transaction, the Company had several classes of partnership interests outstanding: Class A, Class A1, Class A2, Class B, Class C and Class D. Holders of Class A1, Class B and Class C partnership interests generally had similar rights, including the sharing of economics, with certain exceptions.

Class A2 partnership interests were issued as “profits interests,” pursuant to partnership admission agreements entered into with certain employees during the year ended March 31, 2019 (as further discussed in note 10). At the time of issuance, the Class A2 partnership interests had a capital account interest of zero percent. This percentage interest increases up to the percentage stipulated in the employees’ partnership admission agreements over a vesting period of six years from the date of issuance of the Class A2 awards. Prior to full vesting, the holders of Class A2 partnership interests shall not be entitled to any distributions, except for the distribution of any proceeds of capital transactions undertaken by the Company, for which the holders of Class A2 partnership interests are entitled to their vested interests. All distributions to Class A2 partnership interest holders, whether attributable to capital transactions undertaken by the Company or in the event of a liquidation of the Company, are subject to a threshold amount stipulated in the interest holders’ admission agreements. Holders of the Class A2 partnership interests are not eligible to receive distributions until aggregate distributions to the other limited partners meet a threshold amount of $600 million. Prior to full vesting, the holders of Class A2 interests do not hold voting rights related to their vested interests.

Class D partnership interests provided holders with the right to participate in carried interest allocations from the StepStone Funds and do not provide for any voting rights.

New limited partners can be added to the Company with the approval of the Company’s board of directors and are bound by the terms of their admission agreement. All Company decisions upon which limited partners shall vote, consent or give approval shall be in proportion to each limited partner’s percentage interest, subject to full vesting requirements, as applicable. Net profits and any other items of income shall be allocated to limited partners’ capital accounts in a manner that is consistent with their respective ownership percentages. Distributions to limited partners will generally be in a manner consistent with their respective ownership percentages at the time the profits were generated and are subject to approval of the Company’s board of directors.

Limited partners’ capital interests are transferable; however, transfers are subject to obtaining the prior written consent of the Company’s general partner, with certain exceptions for transfers to affiliated parties. In the event of an approved transfer, the Company has a right of first refusal to purchase any interests to be transferred.

Distributions are reflected in the consolidated statements of changes in partners’ capital when declared by the board of directors and consist of distributions to limited partners and non-controlling interest holders.